Note 1 - Organization and Principal Activities (Details) - Consolidated VIEs Revenue Producing Assets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Securities investment advisory business:
Intangible assets	$ 2,185,280	$ 7,544,762
Securities Investment Advisory Business [Member] | Securities Consulting License [Member]
Securities investment advisory business:
Intangible assets		5,012,884
Precious Metals Business [Member] | Precious Metals Trading Right [Member]
Securities investment advisory business:
Intangible assets	1,291,061	1,295,740
Precious Metals Business [Member] | Completed Technology [Member]
Securities investment advisory business:
Intangible assets		47,608
Precious Metals Business [Member] | Customer Relationships [Member]
Securities investment advisory business:
Intangible assets	894,219	1,188,530
Precious Metals Business [Member]
Securities investment advisory business:
Intangible assets	$ 2,185,280	$ 2,531,878